Acquisition consideration payable - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Qingdao Kaixiang, Wuxi Ruizhong and HK Ad-Icon [Member]	Dec. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member] Business Acquisition [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member] Business Acquisition [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member] Business Acquisition [Member]	Dec. 31, 2012 HK Ad-Icon [Member]	Dec. 31, 2011 HK Ad-Icon [Member]	Dec. 31, 2012 HK Ad-Icon [Member] Business Acquisition [Member]	Dec. 31, 2011 HK Ad-Icon [Member] Business Acquisition [Member]	Dec. 31, 2012 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	Dec. 31, 2012 Zhejiang Continental [Member] Business Acquisition [Member]	Dec. 31, 2012 Haiya [Member]	Dec. 31, 2011 Haiya [Member]	Dec. 31, 2012 Haiya [Member] Business Acquisition [Member]	Dec. 31, 2012 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member] Business Acquisition [Member]	Dec. 31, 2012 Wenzhou Rigao [Member]	Dec. 31, 2011 Wenzhou Rigao [Member]	Dec. 31, 2011 Wenzhou Rigao [Member] Business Acquisition [Member]
Business Acquisition Information [Line Items]
Earn-out period	The purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group and each of the acquired entities’ ex-owners in a 2-year earn-out period
Number of shares issued ex-owner			750,380								158,515
Consideration payable	$ 6,364	$ 5,210		$ 4,196	$ 4,225	$ 5,210		$ 716		$ 5,210	$ 468	$ 269	$ 198	$ 5,210	$ 1,700
Gain on issuance of shares		4,340									6						6,550
Equity interest									100.00%								100.00%
Acquisition contingent consideration payable	549	23,238			4,156	6,769		571	322		99	594				8,205	8,250		3,022			1,438	6,769		3,600
Issuance of common shares															1,000,000		1,000,000
Outstanding acquisition consideration payable	3,032																	3,032		3,032
Shares returned									132,272
Earn-out obligation									716
Consideration exempted on disposal	$ 17,968			$ 4,126			$ 1,039								$ 6,550						$ 1,437			$ 3,610		$ 3,610